Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Capitalized website development or related costs	$ 12,283	$ 0	$ 52,178	$ 0
Amortization expense	7,414	$ 1,831	20,606	$ 2,783	$ 5,118	$ 3,310
Capitalized patent expenses	$ 83,808		$ 83,808		$ 91,644